Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost, by stage (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018		Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in impairment allowance		£ 676
Impairment allowance		7,212		£ 7,522
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment allowance		680		741
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment allowance		3,101		3,371
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment allowance		3,431		£ 3,410
Loans and advances at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 317,188	320,967
Loans and advances at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in financial assets		3,600
Financial assets	324,290	327,890
Loans and advances at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in financial assets	(7,100)	(6,900)
Financial assets	7,102	6,923
Loans and advances at amortised cost [member] | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	265,009	271,586
Loans and advances at amortised cost [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	265,617	272,154
Loans and advances at amortised cost [member] | Stage 1 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	608	568
Loans and advances at amortised cost [member] | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	46,480	44,331
Loans and advances at amortised cost [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	49,592	47,284
Loans and advances at amortised cost [member] | Stage 2 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,112	2,953
Loans and advances at amortised cost [member] | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	5,699	5,050
Loans and advances at amortised cost [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,081	8,452
Loans and advances at amortised cost [member] | Stage 3 | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	3,382	3,402
Off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, at fair value	0	13,100
Off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	334,573	332,539
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	420	289
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	658,863	660,429	[1]
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in financial assets		(300)
Financial assets	7,522	7,212	[1]
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in financial assets		6,500
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 2 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in financial assets		(2,300)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 3 | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in financial assets		(600)
Other financial assets subject to impairment [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets, at fair value	128,100	155,100
Other financial assets subject to impairment [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 9	£ 9

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £155.1bn (1 January 2018: £128.1 bn ) and impairment allowance of £9m (1 January 2018: £9m)